Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Total	Issued capital	Share-based compensation reserve	Investment revaluation reserve	Deficit	Non-controlling interests
Beginning balance (shares) at Dec. 31, 2023			364,660
Beginning balance at Dec. 31, 2023	$ 4,773	$ 4,761	$ 5,967	$ 94	$ (30)	$ (1,270)	$ 12
Changes in equity [abstract]
Net earnings	113	112				112	1
Other comprehensive loss	(1)	(1)			(1)
Total comprehensive earnings (loss)	112	111			(1)	112	1
Shares issued on the exercise of stock options (in shares)			101
Shares issued on the exercise of stock options	1	1	$ 2	(1)
Shares repurchased (in shares)			(1,720)
Share repurchased	(25)	(25)	$ (29)			4
Share-based compensation	1	1		1
Dividends paid	(145)	(145)				(145)
Ending balance (shares) at Dec. 31, 2024			363,041
Ending balance at Dec. 31, 2024	4,717	4,704	$ 5,940	94	(31)	(1,299)	13
Changes in equity [abstract]
Net earnings	980	978				978	2
Other comprehensive loss	(1)	(1)			(1)
Total comprehensive earnings (loss)	979	977			(1)	978	2
MAG Silver Corp. Acquisition (in shares)			60,219
MAG Silver Corp. Acquisition (Note 8)	1,530	1,530	$ 1,530
Shares issued on the exercise of stock options (in shares)			202
Shares issued on the exercise of stock options	3	3	$ 4	(1)
Shares issued as compensation (in shares)			36
Shares issued as compensation	0		$ 1	(1)
Shares repurchased (in shares)			(1,651)
Share repurchased	(46)	(46)	$ (27)			(19)
Disposition (Note 12)	(8)						(8)
Share-based compensation	2	2		2
(Distributions to) contributions from non-controlling interests	(1)	(1)				(1)
Other	0	3				3	(3)
Dividends paid	(175)	(175)				(175)
Ending balance (shares) at Dec. 31, 2025			421,847
Ending balance at Dec. 31, 2025	$ 7,001	$ 6,997	$ 7,448	$ 94	$ (32)	$ (513)	$ 4